Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 48,802	[1]	$ 7,076	¥ 259,863	[1]
Related party transaction, investment					8,000		¥ 20,000	¥ 3,000
Advertising and Marketing Service Provided to Related Party
Related Party Transaction [Line Items]
Amounts due from related parties		48,800			246,500
Service fee charged to related parties	[1]	2,451			40,263		250,875
Advertising and Marketing Service Provided to Related Party | Founder of the Company
Related Party Transaction [Line Items]
Service fee charged to related parties		2,500			39,800		250,900
Advertisement Costs Charged from a Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[2]	¥ 14,564			¥ 103,275		¥ 29,206

[1]	For the years ended December 31, 2020, 2021 and 2022, the service fee of RMB250.9 million, RMB39.8 million and RMB2.5 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2021 and 2022, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB246.5 million and RMB48.8 million respectively. Although the balance as of December 31, 2022 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB29.2 million, RMB103.3 million and RMB14.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.